Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 18.8%
3,411	iShares Russell 2000 ETF	$700,176	2.0
6,822	Vanguard FTSE Developed Markets ETF	327,661	1.0
9,646	Vanguard Russell 1000 Growth ETF	688,338	2.0
8,889	Vanguard S&P 500 ETF	3,690,446	10.8
6,951	Vanguard Value ETF	1,027,219	3.0

	Total Exchange-Traded Funds
	(Cost $5,729,898)	6,433,840	18.8

MUTUAL FUNDS: 81.1%
	Affiliated Investment Companies: 81.1%
654,856	(1) Voya Government Money Market Portfolio - Class I	654,856	1.9
182,142	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,863,317	5.4
547,020	Voya Multi-Manager International Equity Fund - Class I	5,557,719	16.2
255,512	Voya Multi-Manager International Factors Fund - Class I	2,378,818	6.9
85,177	Voya Multi-Manager Mid Cap Value Fund - Class I	867,106	2.5
270,554	Voya U.S. Stock Index Portfolio - Class I	5,641,060	16.5
116,814	VY® Columbia Contrarian Core Portfolio - Class I	2,629,472	7.7
84,192	VY® Invesco Comstock Portfolio - Class I	1,858,950	5.4
36,707	VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	724,589	2.1
81,872	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,619,903	7.6
67,464	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	875,009	2.6
21,381	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,155,638	6.3

	Total Mutual Funds
	(Cost $28,377,128)	27,826,437	81.1

	Total Investments in Securities (Cost $34,107,026)	$34,260,277	99.9
	Assets in Excess of Other Liabilities	29,262	0.1
	Net Assets	$34,289,539	100.0

(1)	Non-income producing security.

Voya Solution 2050 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,433,840	$–	$–	$6,433,840
Mutual Funds	27,826,437	–	–	27,826,437
Total Investments, at fair value	$34,260,277	$–	$–	$34,260,277

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Money Market Portfolio - Class I	$-	$654,856	$-	$-	$654,856	$-	$-	$-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,060,972	491,529	(492,886)	(196,298)	1,863,317	-	(117,391)	-
Voya Multi-Manager International Equity Fund - Class I	6,334,599	433,123	(526,564)	(683,439)	5,557,719	-	(46,221)	-
Voya Multi-Manager International Factors Fund - Class I	2,504,499	102,807	(100,938)	(127,550)	2,378,818	-	(1,710)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	928,895	35,919	(38,666)	(59,042)	867,106	-	11,571	-
Voya U.S. Stock Index Portfolio - Class I	5,815,953	380,744	(216,215)	(339,422)	5,641,060	-	77,705	-
VY® Columbia Contrarian Core Portfolio - Class I	2,761,026	107,758	(115,657)	(123,655)	2,629,472	-	45,537	-
VY® Invesco Comstock Portfolio - Class I	1,896,123	123,970	(150,158)	(10,985)	1,858,950	-	86,988	-
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	695,245	112,875	(26,722)	(56,809)	724,589	-	8,360	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,722,669	107,758	(115,559)	(94,965)	2,619,903	-	15,935	-
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Class R6	876,491	130,017	(21,282)	(110,217)	875,009	-	645	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,565,698	409,569	(339,067)	(480,562)	2,155,638	-	73,779	-
	$29,162,170	$3,090,925	$(2,143,714)	$(2,282,944)	$27,826,437	$-	$155,198	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $34,717,349.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$2,121,045
Gross Unrealized Depreciation	(2,578,117)
Net Unrealized Depreciation	$(457,072)